Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposed of all businesses for net proceeds	$ 7
Impairment of assets held for sale	3	130	23
Loss on disposal of discontinued operations, net	(6)	(3)
Decorative architectural products segment with net sales		1
Operating loss		15
Write-down inventory		8
Impairment of indefinite and definite-lived intangible assets [Member]
Impairment of assets held for sale		56
Impairment of goodwill [Member]
Impairment of assets held for sale		57
Impairment of fixed and other assets [Member]
Impairment of assets held for sale		$ 17